UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2016
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 22.3%

                  BANKS - 7.1%
          26,185  Bank of America Corp., Series W .....................      6.63%         (a)       $       724,342
           2,462  Bank of America Corp., Series Y .....................      6.50%         (a)                67,311
          40,000  Citigroup Capital XIII (b)...........................      7.12%       10/30/40          1,047,600
          32,799  Citigroup, Inc., Series J (c)........................      7.13%         (a)               986,594
          50,000  Citigroup, Inc., Series K (c)........................      6.88%         (a)             1,488,500
           6,761  First Niagara Financial Group, Inc., Series B (c)....      8.63%         (a)               175,042
          65,000  GMAC Capital Trust I, Series 2 (b)...................      6.60%       02/15/40          1,652,300
          80,000  Huntington Bancshares, Inc., Series D ...............      6.25%         (a)             2,216,800
          34,373  JPMorgan Chase & Co., Series BB .....................      6.15%         (a)               937,352
           3,800  Royal Bank of Scotland Group PLC, Series R ..........      6.13%         (a)                95,722
          30,100  Royal Bank of Scotland Group PLC, Series S ..........      6.60%         (a)               764,540
          29,370  Royal Bank of Scotland Group PLC, Series T ..........      7.25%         (a)               753,047
          50,750  Wintrust Financial Corp., Series D (c)...............      6.50%         (a)             1,486,975
                                                                                                     ---------------
                                                                                                          12,396,125
                                                                                                     ---------------

                  CAPITAL MARKETS - 1.6%
          21,215  BGC Partners, Inc. ..................................      8.13%       06/15/42            572,593
          10,413  Goldman Sachs Group, Inc., Series K (c)..............      6.38%         (a)               298,436
          40,000  State Street Corp., Series G (c).....................      5.35%         (a)             1,106,800
          33,200  Stifel Financial Corp., Series A ....................      6.25%         (a)               874,488
                                                                                                     ---------------
                                                                                                           2,852,317
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.6%
          43,500  KKR Financial Holdings LLC, Series A ................      7.38%         (a)             1,144,485
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
              20  Qwest Corp. .........................................      7.00%       02/01/56                547
                                                                                                     ---------------

                  FOOD PRODUCTS - 1.1%
          23,569  CHS, Inc., Series 1 .................................      7.88%         (a)               717,205
          40,000  CHS, Inc., Series 2 (c)..............................      7.10%         (a)             1,212,800
                                                                                                     ---------------
                                                                                                           1,930,005
                                                                                                     ---------------

                  INSURANCE - 4.7%
          25,000  Aspen Insurance Holdings Ltd. (c)....................      5.95%         (a)               723,500
           2,917  National General Holdings Corp. .....................      7.63%       09/15/55             75,842
          20,650  PartnerRe Ltd., Series G ............................      6.50%         (a)               588,525
          80,000  PartnerRe Ltd., Series H ............................      7.25%         (a)             2,439,200
         160,000  Reinsurance Group of America, Inc. (c)...............      5.75%       06/15/56          4,283,200
                                                                                                     ---------------
                                                                                                           8,110,267
                                                                                                     ---------------

                  INTERNET SOFTWARE & SERVICES - 0.5%
          32,787  eBay, Inc. ..........................................      6.00%       02/01/56            878,036
                                                                                                     ---------------

                  MULTI-UTILITIES - 0.3%
          20,000  Dominion Resources, Inc., Series A ..................      5.25%       07/30/76            511,800
                                                                                                     ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS - 5.9%
          76,104  American Homes 4 Rent, Series A (d)..................      5.00%         (a)       $     2,100,470
          77,467  American Homes 4 Rent, Series B (d)..................      5.00%         (a)             2,138,089
          20,000  American Homes 4 Rent, Series D .....................      6.50%         (a)               532,200
          50,000  American Homes 4 Rent, Series E .....................      6.35%         (a)             1,274,500
          11,300  DuPont Fabros Technology, Inc., Series C ............      6.63%         (a)               317,756
          40,976  EPR Properties, Series F ............................      6.63%         (a)             1,077,259
          29,947  Equity Commonwealth .................................      5.75%       08/01/42            769,339
          22,060  Taubman Centers, Inc., Series J .....................      6.50%         (a)               573,781
          52,600  VEREIT, Inc., Series F ..............................      6.70%         (a)             1,421,252
                                                                                                     ---------------
                                                                                                          10,204,646
                                                                                                     ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.5%
          33,066  United States Cellular Corp. ........................      7.25%       12/01/64            877,572
                                                                                                     ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...............................................       38,905,800
                  (Cost $36,304,450)                                                                 ---------------

$100 PAR PREFERRED SECURITIES - 4.4%

                  BANKS - 3.8%
          32,500  CoBank ACB, Series F (c).............................      6.25%         (a)             3,380,000
          27,000  CoBank ACB, Series G ................................      6.13%         (a)             2,619,845
           5,500  Farm Credit Bank Of Texas (c) (e)....................      6.75%         (a)               595,375
                                                                                                     ---------------
                                                                                                           6,595,220
                                                                                                     ---------------

                  CONSUMER FINANCE - 0.6%
          20,000  SLM Corp., Series B (b)..............................      2.35%         (a)             1,024,600
                                                                                                     ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..............................................        7,619,820
                  (Cost $7,184,925)                                                                  ---------------

$1,000 PAR PREFERRED SECURITIES - 6.1%

                  BANKS - 3.1%
             500  AgStar Financial Services ACA (c) (f)................      6.75%         (a)               530,594
           4,000  Farm Credit Bank Of Texas, Series 1 (e)..............     10.00%         (a)             4,810,000
                                                                                                     ---------------
                                                                                                           5,340,594
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
             300  Pitney Bowes International Holdings, Inc.,
                     Series F (f) .....................................      6.13%         (a)               307,500
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
           2,500  Centaur Funding Corp. (f)............................      9.08%       04/21/20          2,987,500
                                                                                                     ---------------

                  INSURANCE - 0.2%
             490  XLIT Ltd., Series D (b)..............................      3.80%         (a)               383,425
                                                                                                     ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.9%
           1,261  Sovereign Real Estate Investment Trust (f)...........     12.00%         (a)             1,606,199
                                                                                                     ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES............................................       10,625,218
                  (Cost $11,021,612)                                                                 ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 64.2%

                  BANKS - 28.4%
$      1,500,000  Australia & New Zealand Banking Group
                     Ltd. (c) (g) (h) .................................      6.75%         (a)       $     1,633,229
       2,000,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (h).........      9.00%         (a)             2,073,750
       3,750,000  Bank of America Corp., Series DD (c).................      6.30%         (a)             4,095,701
       1,000,000  Bank of America Corp., Series M (c)..................      8.13%         (a)             1,023,750
       1,500,000  Bank of America Corp., Series Z (c)..................      6.50%         (a)             1,639,687
         500,000  Barclays PLC (c) (h).................................      8.25%         (a)               510,625
       2,000,000  BNP Paribas S.A. (c) (g) (h).........................      7.63%         (a)             2,083,000
       1,000,000  Citigroup, Inc., Series E (c) (e)....................      8.40%         (a)             1,107,500
       1,250,000  Citigroup, Inc., Series R (c)........................      6.13%         (a)             1,301,288
       1,000,000  Citigroup, Inc., Series T (c)........................      6.25%         (a)             1,078,750
         500,000  Citizens Financial Group, Inc. (c)...................      5.50%         (a)               493,750
       2,500,000  CoBank ACB, Series I (c).............................      6.25%         (a)             2,708,742
       1,000,000  Commerzbank AG ......................................      8.13%       09/19/23          1,167,180
         753,000  Cooperatieve Rabobank UA (c).........................     11.00%         (a)               923,366
       1,000,000  Cooperatieve Rabobank UA (c) (g).....................     11.00%         (a)             1,226,250
       1,500,000  Credit Agricole S.A. (c) (g) (h).....................      8.13%         (a)             1,584,375
       2,000,000  Credit Agricole S.A. (c).............................      8.38%         (a)             2,266,640
       1,000,000  Dai-ichi Life Insurance Co., Ltd. (c) (g)............      4.00%         (a)             1,015,000
       2,000,000  Dresdner Funding Trust I ............................      8.15%       06/30/31          2,380,750
       1,000,000  HSBC Capital Funding L.P. (c)........................     10.18%         (a)             1,472,500
         750,000  Intesa Sanpaolo S.p.A. (c) (g) (h)...................      7.70%         (a)               681,563
       1,000,000  JPMorgan Chase & Co., Series S (c)...................      6.75%         (a)             1,127,400
         500,000  KeyCorp Capital II (e)...............................      6.88%       03/17/29            576,864
       1,000,000  Lloyds Bank PLC (c) (g)..............................     12.00%         (a)             1,370,420
         500,000  Lloyds Banking Group PLC (c) (h).....................      7.50%         (a)               500,000
       1,800,000  Macquarie Bank Ltd. (c) (h)..........................     10.25%       06/20/57          1,917,079
       1,298,000  Natixis S.A. (c).....................................     10.00%         (a)             1,460,250
         500,000  PNC Financial Services Group, Inc. (c)...............      6.75%         (a)               562,500
         500,000  Royal Bank Of Scotland Group PLC (c) (h).............      8.00%         (a)               498,125
       4,000,000  Wells Fargo & Co., Series K (c)......................      7.98%         (a)             4,250,000
         500,000  Wells Fargo & Co., Series U (c)......................      5.88%         (a)               551,250
       4,000,000  Zions Bancorporation, Series J (c)...................      7.20%         (a)             4,230,000
                                                                                                     ---------------
                                                                                                          49,511,284
                                                                                                     ---------------

                  CAPITAL MARKETS - 1.3%
          87,000  Charles Schwab Corp. (c).............................      7.00%         (a)               100,485
       1,000,000  Credit Suisse Group AG (c) (g) (h)...................      7.50%         (a)             1,038,750
       1,000,000  UBS Group AG (c) (h).................................      7.13%         (a)             1,029,072
                                                                                                     ---------------
                                                                                                           2,168,307
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.3%
         665,000  Glen Meadow Pass-Through Trust (c) (g)...............      6.51%       02/12/67            495,146
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
       1,000,000  Koninklijke KPN N.V. (c).............................      7.00%       03/28/73          1,088,750
                                                                                                     ---------------

                  ELECTRIC UTILITIES - 5.9%
       3,000,000  Emera, Inc., Series 16-A (c).........................      6.75%       06/15/76          3,249,039
       3,000,000  Enel S.p.A. (c) (g)..................................      8.75%       09/24/73          3,483,750


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  ELECTRIC UTILITIES (CONTINUED)
$      1,500,000  PPL Capital Funding, Inc., Series A (c)..............      6.70%       03/30/67    $     1,274,166
       2,000,000  Southern California Edison Co., Series E (c).........      6.25%         (a)             2,230,000
                                                                                                     ---------------
                                                                                                          10,236,955
                                                                                                     ---------------

                  FOOD PRODUCTS - 3.7%
       3,000,000  Land O'Lakes Capital Trust I (g).....................      7.45%       03/15/28          3,240,000
       3,000,000  Land O'Lakes, Inc. (f)...............................      8.00%         (a)             3,172,500
                                                                                                     ---------------
                                                                                                           6,412,500
                                                                                                     ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
       1,075,000  AES Gener S.A. (c)...................................      8.38%       12/18/73          1,158,312
                                                                                                     ---------------

                  INDUSTRIAL CONGLOMERATES - 2.3%
         966,000  General Electric Co. (c).............................      6.38%       11/15/67          1,002,225
       2,750,000  General Electric Co., Series D (c)...................      5.00%         (a)             2,966,562
                                                                                                     ---------------
                                                                                                           3,968,787
                                                                                                     ---------------

                  INSURANCE - 20.7%
       1,000,000  AG Insurance S.A. N.V. (c)...........................      6.75%         (a)             1,069,168
       4,200,000  Aquarius & Investments PLC for Swiss Reinsurance Co.,
                     Ltd. (c) .........................................      8.25%         (a)             4,533,375
       1,215,000  Assured Guaranty Municipal Holdings, Inc. (c) (g)....      6.40%       12/15/66            868,725
       1,000,000  Aviva PLC ...........................................      8.25%         (a)             1,072,388
       2,500,000  Catlin Insurance Co., Ltd. (c) (g)...................      7.25%         (a)             1,812,500
       1,000,000  CNP Assurances (c)...................................      6.88%         (a)             1,080,537
       2,500,000  CNP Assurances (c)...................................      7.50%         (a)             2,707,375
       3,300,000  Friends Life Holdings PLC (c)........................      7.88%         (a)             3,592,661
       1,884,000  Hartford Financial Services Group, Inc. (c)..........      8.13%       06/15/38          2,067,690
       2,500,000  La Mondiale SAM (c)..................................      7.63%         (a)             2,693,750
       1,500,000  Liberty Mutual Group, Inc. (g).......................      7.80%       03/15/37          1,672,500
       3,285,000  Liberty Mutual Group, Inc. (c).......................     10.75%       06/15/58          4,837,162
       1,587,000  Metlife Capital Trust X (g)..........................      9.25%       04/08/38          2,271,394
       1,250,000  Metlife, Inc. .......................................     10.75%       08/01/39          2,003,125
         500,000  QBE Capital Funding III Ltd. (c).....................      7.25%       05/24/41            559,375
       2,500,000  QBE Insurance Group Ltd. (c).........................      6.75%       12/02/44          2,753,125
         500,000  Sirius International Group Ltd. (c) (f)..............      7.51%         (a)               503,125
                                                                                                     ---------------
                                                                                                          36,097,975
                                                                                                     ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.3%
         560,000  Enterprise Products Operating LLC, Series B (c)......      7.03%       01/15/68            590,891
                                                                                                     ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...............................................      111,728,907
                  (Cost $111,060,131)                                                                ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

                                                     DESCRIPTION                                          VALUE
                  ---------------------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 97.0%........................................................  $   168,879,745
                  (Cost $165,571,118) (i)

                  NET OTHER ASSETS AND LIABILITIES - 3.0%..........................................        5,259,008
                                                                                                     ---------------
                  NET ASSETS - 100.0%..............................................................  $   174,138,753
                                                                                                     ===============

-----------------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2016.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2016.

(e) Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $24,476,602 or 14.1% of net assets.

(h) This security is a contingent convertible capital security which may be subject to a conversion into common stock of the issuer under certain circumstances. At July 31, 2016, securities noted as such amounted to $13,549,568 or 7.8% of net assets. Of these securities, 100.0% originated in foreign markets.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,593,200 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,284,573.


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.....................  $ 38,905,800  $ 38,905,800  $         --  $         --
$100 Par Preferred Securities:
    Consumer Finance..............................     1,024,600     1,024,600            --            --
    Other Industry Categories*....................     6,595,220            --     6,595,220            --
                                                    ------------  ------------  ------------  ------------
Total $100 Par Preferred Securities...............     7,619,820     1,024,600     6,595,220            --
$1,000 Par Preferred Securities*..................    10,625,218            --    10,625,218            --
Capital Preferred Securities*.....................   111,728,907            --   111,728,907            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $168,879,745  $ 39,930,400  $128,949,345  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2016 (UNAUDITED)


            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities; 6) factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                           JULY 31, 2016 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2016, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                                  ACQUISITION        SHARES/      CURRENT     CARRYING                  % OF NET
SECURITY                                             DATE          PAR AMOUNT      PRICE        COST         VALUE       ASSETS
---------------------------------------------  -----------------  -------------  ----------  -----------  -----------  -----------
AgStar Financial Services ACA, 6.75%                7/31/15                500   $1,061.188  $   526,250  $   530,594     0.30%

Centaur Funding Corp., 9.08%, 4/21/20           7/17/14-1/9/15           2,500    1,195.000    3,128,350    2,987,500     1.72

Land O' Lakes, Inc., 8.00%                          7/9/15          $3,000,000        1.058    3,000,000    3,172,500     1.82

Pitney Bowes International Holdings, Inc.,
     Series F, 6.13%                                4/7/15                 300    1,025.000      315,375      307,500     0.18

Sirius International Group Ltd, 7.51%               5/19/15         $  500,000        1.006      525,000      503,125     0.29

Sovereign Real Estate Investment Trust,
12.00%                                          2/5/15-3/22/16           1,261     1,273.75    1,657,803    1,606,199     0.92
                                                                                             -----------  -----------    ------
                                                                                             $ 9,152,778  $ 9,107,418     5.23%
                                                                                             -----------  -----------    ------

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 76.5%

                  AIR FREIGHT & LOGISTICS - 3.3%
           5,722  Forward Air Corp. ..................................................  $       264,814
                                                                                        ---------------

                  BANKS - 3.5%
           5,534  Bank of Marin Bancorp. .............................................          274,376
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.8%
           2,674  Morningstar, Inc. ..................................................          226,167
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.9%
          11,571  Thermon Group Holdings, Inc. (a)....................................          233,503
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.7%
           6,123  MTS Systems Corp. ..................................................          290,414
                                                                                        ---------------

                  FOOD PRODUCTS - 2.9%
           6,841  Snyder's-Lance, Inc. ...............................................          234,373
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 7.9%
           4,315  Haemonetics Corp. (a)...............................................          130,831
           7,464  Halyard Health, Inc. (a)............................................          258,179
           6,069  Natus Medical, Inc. (a).............................................          238,694
                                                                                        ---------------
                                                                                                627,704
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.5%
           5,192  Patterson Cos., Inc. ...............................................          256,277
           3,595  VCA, Inc. (a).......................................................          256,467
                                                                                        ---------------
                                                                                                512,744
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.6%
          21,653  Potbelly Corp. (a)..................................................          282,139
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 3.5%
          13,405  Raven Industries, Inc. .............................................          278,288
                                                                                        ---------------

                  INSURANCE - 7.6%
           6,045  Brown & Brown, Inc. ................................................          221,610
           4,788  National Interstate Corp. ..........................................          155,275
          15,945  OneBeacon Insurance Group Ltd., Class A ............................          223,389
                                                                                        ---------------
                                                                                                600,274
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.3%
           1,652  Bio-Techne Corp. ...................................................          185,718
                                                                                        ---------------

                  MACHINERY - 12.0%
           4,170  Franklin Electric Co., Inc. ........................................          161,463
           2,910  Graco, Inc. ........................................................          215,369
           3,186  John Bean Technologies Corp. .......................................          213,207
           6,754  Mueller Industries, Inc. ...........................................          229,906
           1,776  RBC Bearings, Inc. (a)..............................................          135,029
                                                                                        ---------------
                                                                                                954,974
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 6.1%
           6,106  Advisory Board (The) Co. (a)........................................          254,987
           4,542  Exponent, Inc. .....................................................          230,779
                                                                                        ---------------
                                                                                                485,766
                                                                                        ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
           5,163  RE/MAX Holdings, Inc., Class A .....................................  $       223,661
                                                                                        ---------------

                  ROAD & RAIL - 0.8%
             945  Landstar System, Inc. ..............................................           66,613
                                                                                        ---------------

                  SOFTWARE - 3.1%
          12,264  Monotype Imaging Holdings, Inc. ....................................          242,704
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.2%
           3,393  Culp, Inc. .........................................................           96,802
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        6,081,034
                  (Cost $5,263,772)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 5.8%
          12,650  Gladstone Commercial Corp. .........................................          230,230
           8,388  Rayonier, Inc. .....................................................          228,321
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          458,551
                  (Cost $423,504)                                                       ---------------

                  TOTAL INVESTMENTS - 82.3% ..........................................        6,539,585
                  (Cost $5,687,276) (b)

                  NET OTHER ASSETS AND LIABILITIES - 17.7% ...........................        1,404,199
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     7,943,784
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $989,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $137,437.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*....................................  $  6,081,034  $  6,081,034  $         --  $         --
Real Estate Investment Trusts.....................       458,551       458,551            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $  6,539,585  $  6,539,585  $         --  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                           JULY 31, 2016 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS - 57.5%

                  AEROSPACE & DEFENSE - 0.2%
$        100,000  B/E Aerospace, Inc., Term Loan B .......................      3.75%        12/16/21    $       100,550
         245,973  Transdigm, Inc., Term Loan F - Extended ................      3.75%        06/15/23            244,129
                                                                                                         ---------------
                                                                                                                 344,679
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.1%
         103,567  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan ...      3.50%        05/31/22            103,826
                                                                                                         ---------------

                  APPAREL RETAIL - 0.2%
         339,894  Neiman Marcus Group (The), Inc., Other Term Loan .......      4.25%        10/25/20            320,047
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.8%
         198,000  Epicor Software Corp., Term B Loan .....................      4.75%        06/01/22            196,069
         712,564  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                     Loan ................................................      4.50%        08/05/22            702,325
         358,467  Mitchell International, Inc., Initial Term Loan ........      4.50%        10/13/20            357,012
         226,321  Triple Point Technologies, Inc., Term Loan B ...........      5.25%        07/10/20            198,314
                                                                                                         ---------------
                                                                                                               1,453,720
                                                                                                         ---------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
         121,563  Guggenheim Partners Investment Management Holdings
                     LLC, Initial Term Loan ..............................      4.25%        07/22/20            121,981
         477,019  Hamilton Lane Advisors LLC, Initial Term Loan ..........      4.25%        07/08/22            476,723
         200,000  Victory Capital Holdings, Incremental TL ...............      8.50%        10/31/21            195,626
                                                                                                         ---------------
                                                                                                                 794,330
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.2%
         396,114  Tower Automotive Holdings USA LLC, Initial Term Loan
                     (2014) ..............................................      4.00%        04/23/20            394,628
                                                                                                         ---------------

                  AUTOMOTIVE RETAIL - 0.1%
         229,657  KAR Auction Services, Inc., Tranche B-3 Term Loan ......      4.25%        03/09/23            231,476
                                                                                                         ---------------

                  BROADCASTING - 1.7%
          46,192  Cumulus Media Holdings, Inc., Term Loan ................      4.25%        12/23/20             32,710
         362,375  Media General, Inc., Term Loan B .......................      4.00%        07/31/20            362,339
       1,480,747  Univision Communications, Inc., 2013 Incremental Term
                     Loan ................................................      4.00%        03/01/20          1,478,659
         997,345  Univision Communications, Inc., Replacement First-Lien
                     Term Loan ...........................................      4.00%        03/01/20            996,727
                                                                                                         ---------------
                                                                                                               2,870,435
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.4%
         700,000  Quikrete Holdings, Inc., Initial Loan (First Lien) .....      4.00%        09/28/20            701,421
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CABLE & SATELLITE - 1.4%
$      1,745,625  CSC Holdings, Inc. (Neptune Finco Corp.), Initial Term
                     Loan ................................................      5.00%        10/09/22    $     1,756,099
         600,000  UPC Financing Partnership, Term Loan AN ................      4.08%        07/25/24            597,750
                                                                                                         ---------------
                                                                                                               2,353,849
                                                                                                         ---------------

                  CASINOS & GAMING - 4.7%
         196,875  Amaya Holdings B.V., 2nd Lien TL .......................      8.00%        07/31/22            194,353
       2,879,763  Amaya Holdings B.V., Initial Term B Loan (First Lien)...      5.00%        08/01/21          2,843,766
       2,781,621  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%        05/08/21          2,649,494
         754,755  CityCenter Holdings LLC, Term B Loan ...................      4.25%        10/16/20            757,903
         253,416  ROC Finance LLC, Funded Term B Loan ....................      5.00%        06/20/19            244,390
       1,400,000  Station Casinos, Inc., Term Loan B .....................      3.75%        05/31/23          1,400,434
                                                                                                         ---------------
                                                                                                               8,090,340
                                                                                                         ---------------

                  COAL & CONSUMABLE FUELS - 0.1%
         388,451  Arch Coal, Inc., Term Loan (c) (d)......................      7.50%        05/16/18            173,346
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.6%
         164,983  Altisource Solutions S.A.R.L., Term B Loan .............      4.50%        12/09/20            138,586
       1,034,226  Walter Investment Management Corp., Tranche B Term
                     Loan ................................................      4.75%        12/18/20            853,237
                                                                                                         ---------------
                                                                                                                 991,823
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.1%
         197,499  Ineos US Finance LLC, 2022 Dollar Term Loan ............      4.25%        03/31/22            197,220
                                                                                                         ---------------

                  DIVERSIFIED SUPPORT SERVICES - 0.4%
         498,724  Brickman Group Ltd LLC (The), Initial Term Loan (First
                     Lien) ...............................................      4.00%        12/18/20            496,700
         152,210  SMG Holdings, Inc., Term Loan B ........................      4.50%        02/27/20            147,644
                                                                                                         ---------------
                                                                                                                 644,344
                                                                                                         ---------------

                  EDUCATION SERVICES - 0.1%
         123,126  Bright Horizons Family Solutions, Inc., Term B-1 Loan...      4.25%        01/30/20            123,280
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.8%
         100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                     Term Loan (Non-Extending) (c) (d) ...................      4.94%        10/10/14             32,875
         750,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2017
                     Term Loan (Extending) (c) (d)........................      4.94%        10/10/17            250,417
         928,286  TXU (Texas Competitive Electric Holdings Co. LLC), DIP
                     Term Loan B (c) .....................................      5.00%        10/31/17            929,836
         211,714  TXU (Texas Competitive Electric Holdings Co. LLC), DIP
                     Term Loan C (c) .....................................      5.00%        10/31/17            212,068
                                                                                                         ---------------
                                                                                                               1,425,196
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ENVIRONMENTAL & FACILITIES SERVICES - 1.1%
$        147,750  PSSI (Packers Holdings LLC), Term B Loan ...............      5.00%        12/02/21    $       148,119
         934,362  ServiceMaster Co., Initial Term Loan ...................      4.25%        07/01/21            937,577
         780,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                     Loan (First Lien) ...................................      4.75%        01/15/21            782,925
                                                                                                         ---------------
                                                                                                               1,868,621
                                                                                                         ---------------

                  FOOD DISTRIBUTORS - 0.2%
         300,000  US Foods, Inc., Term Loan B ............................      4.00%        06/30/23            301,437
                                                                                                         ---------------

                  FOOD RETAIL - 1.4%
       2,444,291  Albertson's LLC, New Term Loan B4 ......................      4.50%        08/25/21          2,455,486
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 0.7%
         653,400  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     Initial Term Loan ...................................      4.25%        06/08/20            635,843
         533,963  Kinetic Concepts, Inc., Term Loan F ....................      5.00%        11/01/20            534,406
                                                                                                         ---------------
                                                                                                               1,170,249
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 1.8%
         124,375  Acadia Healthcare Co., Inc., Tranche B-2 Term Loan .....      4.50%        02/16/23            124,686
         203,793  Acadia Healthcare Co., Inc., Term Loan B1 ..............      3.75%        02/11/22            203,538
         997,481  CHS/Community Health Systems, Inc., Incremental 2021
                     Term H Loan .........................................      4.00%        01/27/21            984,703
         371,250  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B ....      4.00%        05/15/22            369,858
         630,052  Kindred Healthcare, Inc., New Term Loan ................      4.25%        04/09/21            625,327
         729,822  Select Medical Corp., Term Loan F ......................   6.00%-7.50%     02/28/21            735,296
                                                                                                         ---------------
                                                                                                               3,043,408
                                                                                                         ---------------

                  HEALTH CARE SERVICES - 4.1%
         592,011  21st Century Oncology, Inc., Tranche B Term Loan .......      7.00%        04/30/22            555,751
         495,000  Air Medical Group Holdings, Inc., Initial Term Loan ....      4.25%        04/28/22            486,337
         732,890  CareCore National LLC, Term Loan .......................      5.50%        03/05/21            710,903
         299,250  CHG Healthcare Services, Inc, Term Loan B ..............      4.75%        05/31/23            300,187
         987,500  Curo Health Services Holdings, Inc., Term B Loan (First
                     Lien) ..............................................       6.50%        02/07/22            985,031
         248,750  Envision Healthcare Corp. (Emergency Medical Services
                     Corp.), Tranche B-2 Term Loan .......................      4.50%        10/28/22            249,496
         200,000  ExamWorks, Term Loan B .................................      4.75%        08/31/23            200,876
       1,310,616  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                     (First Lien) ........................................      5.25%        07/01/21          1,123,853
         788,000  Surgery Centers Holdings, Inc., Initial Term Loan
                     (First Lien) ........................................      5.25%        11/03/20            790,955


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$        329,167  Surgical Care Affiliates LLC, Initial Term Loan ........      4.25%        03/17/22    $       330,401
         356,830  Team Health, Inc., Term Loan B .........................      3.75%        11/23/22            357,722
       1,040,368  U.S. Renal Care, Inc., Term Loan B .....................      5.25%        12/30/22          1,029,964
                                                                                                         ---------------
                                                                                                               7,121,476
                                                                                                         ---------------

                  HEALTH CARE SUPPLIES - 0.1%
         185,753  ConvaTec, Inc., TLB ....................................      4.25%        06/30/20            185,907
                                                                                                         ---------------

                  HEALTH CARE TECHNOLOGY - 0.3%
         588,000  Connolly Holdings, Inc. (Cotiviti Corp.), Term Loan B...      4.50%        05/14/21            589,105
                                                                                                         ---------------

                  HOMEFURNISHING RETAIL - 1.2%
       2,107,381  Serta Simmons Holdings LLC, Term Loan B ................      4.25%        10/01/19          2,116,337
                                                                                                         ---------------

                  HYPERMARKETS & SUPER CENTERS - 1.9%
         479,949  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                     Loan (Second Lien) ..................................      8.50%        03/26/20            475,630
       2,790,756  BJ's Wholesale Club, Inc., New 2013 (November)
                     Replacement Loan (First Lien) .......................      4.50%        09/26/19          2,784,170
                                                                                                         ---------------
                                                                                                               3,259,800
                                                                                                         ---------------

                  INSURANCE BROKERS - 1.5%
         331,355  Amwins Group LLC, Term Loan B ..........................      4.75%        09/06/19            332,597
       1,102,338  Confie Seguros Holding II Co., Term B Loan (First
                     Lien) ...............................................      5.75%        11/09/18          1,089,705
       1,048,491  HUB International Ltd., Initial Term Loan (New) ........      4.00%        10/02/20          1,045,304
          96,885  USI, Inc. (Compass Investors, Inc.), Initial Term Loan .      4.25%        12/27/19             96,613
                                                                                                         ---------------
                                                                                                               2,564,219
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 1.1%
       1,468,584  Numericable U.S. LLC (Altice France S.A.), USD TLB-6 ...      4.75%        02/10/23          1,469,201
         412,911  Numericable U.S. LLC (Altice France S.A.), USD TLB-7
                     Loan ................................................      5.00%        01/15/24            413,324
                                                                                                         ---------------
                                                                                                               1,882,525
                                                                                                         ---------------

                  LEISURE FACILITIES - 1.3%
       1,024,541  ClubCorp Club Operations, Inc., Term Loan B ............      4.25%        12/08/22          1,029,028
         577,836  Life Time Fitness, Inc., Closing Date Term Loan ........      3.25%        06/10/22            576,270
         638,646  Planet Fitness Holdings LLC, Term Loan .................      4.50%        03/31/21            640,242
                                                                                                         ---------------
                                                                                                               2,245,540
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 3.0%
         630,402  Immucor, Inc., Term B-2 Loan ...........................      5.00%        08/19/18            609,914


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$      2,350,317  InVentiv Health, Inc., Term B-4 Loan ...................      7.75%        05/15/18    $     2,350,317
         269,068  Millennium Health, LLC (New Millennium Holdco.),
                     Closing Date Term Loan (e) ..........................      7.50%        12/21/20            189,693
       1,061,667  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                     Inc.), Initial Term Loan ............................      4.75%        06/30/21          1,026,717
         713,401  Pharmaceutical Product Development, Inc., Initial Term
                     Loan ................................................      4.25%        08/18/22            712,866
         397,000  Sterigenics International (STHI Intermediate Holding
                     Corp.), Initial Term Loan ...........................      4.25%        05/16/22            395,015
                                                                                                         ---------------
                                                                                                               5,284,522
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.2%
         320,000  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                     Loan B ..............................................      5.00%        06/15/23            323,200
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.6%
         448,923  Anchor Glass Container Corp., Term B Loan ..............      4.75%        07/01/22            450,045
         604,861  Berlin Packaging LLC, Initial Term Loan (First Lien) ...      4.50%        10/01/21            604,861
                                                                                                         ---------------
                                                                                                               1,054,906
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 1.0%
         394,000  Creative Artists Agency, Term Loan B ...................      5.00%        12/17/21            394,493
       1,092,717  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)...      4.75%        07/30/21          1,079,746
         244,043  WME IMG Worldwide, Inc., Term Loan (First Lien) ........      5.25%        05/06/21            243,677
                                                                                                         ---------------
                                                                                                               1,717,916
                                                                                                         ---------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.1%
         400,000  American Energy Marcellus Holdings LLC, Initial Loan
                     (First Lien) ........................................      5.25%        08/04/20            197,600
         472,222  American Energy Marcellus Holdings LLC, Initial Loan
                     (Second Lien) .......................................      8.50%        08/04/21             49,583
                                                                                                         ---------------
                                                                                                                 247,183
                                                                                                         ---------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 0.5%
         800,000  Wex, Inc., Term Loan B .................................      4.25%        06/30/23            804,248
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 2.1%
         226,928  B&G Foods, Inc., Tranche B Term Loan ...................      3.75%        11/02/22            227,992
       2,338,221  New HB Acquisition LLC, Term B Loan (First Lien) .......      4.50%        08/03/22          2,345,539
       1,058,377  New HB Acquisition LLC, Term B Loan (Second Lien) ......      8.50%        08/03/23          1,057,054
                                                                                                         ---------------
                                                                                                               3,630,585
                                                                                                         ---------------

                  PHARMACEUTICALS - 5.5%
         330,206  Akorn, Inc., Loan ......................................      5.25%        04/16/21            332,682
         140,365  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........      4.75%        08/17/21            140,014


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      1,556,965  Amneal Pharmaceuticals LLC, Term Loan B ................      6.00%        11/01/19    $     1,556,000
       1,306,671  Catalent Pharma Solutions, Inc., Dollar Term Loan ......      4.25%        05/20/21          1,310,643
       2,175,854  Concordia Healthcare Corp., Initial Dollar Term Loan ...      5.25%        10/21/21          2,126,897
         248,750  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental
                     Term B Loan .........................................      3.75%        06/27/22            245,952
         494,045  Horizon Pharma, Inc., Term Loan B ......................      4.50%        04/30/21            492,810
         588,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                     Dollar Term Loan ....................................      4.25%        03/11/21            585,430
       2,685,967  Valeant Pharmaceuticals International, Inc., Series F-1
                     Tranche B Term Loan .................................      5.00%        04/01/22          2,665,553
                                                                                                         ---------------
                                                                                                               9,455,981
                                                                                                         ---------------

                  PROPERTY & CASUALTY INSURANCE - 0.6%
         568,663  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                     Lien) ...............................................      5.00%        12/10/19            456,352
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien) .......................................      5.00%        02/28/22            588,000
                                                                                                         ---------------
                                                                                                               1,044,352
                                                                                                         ---------------

                  REAL ESTATE SERVICES - 0.7%
       1,287,000  DTZ Worldwide LTD., 2015-1 Additional Term Loan ........      4.25%        11/04/21          1,277,888
                                                                                                         ---------------

                  RESEARCH & CONSULTING SERVICES - 1.7%
       1,503,321  Acosta, Inc., Term Loan B ..............................      4.25%        09/26/21          1,471,375
       1,131,182  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien) ........................................      4.25%        07/23/21          1,124,915
         402,431  Information Resources, Inc., Term Loan .................      4.75%        09/30/20            402,431
                                                                                                         ---------------
                                                                                                               2,998,721
                                                                                                         ---------------

                  RESTAURANTS - 2.0%
          50,000  Focus Brands, Inc., Term Loan (Second Lien) ............     10.25%        08/21/18             49,563
       1,000,000  Portillo's Holdings LLC, Second Lien Term Loan .........      8.00%        08/15/22            965,000
       2,108,361  Portillo's Holdings LLC, Term B Loan (First Lien) ......      4.75%        08/02/21          2,095,183
         421,071  Red Lobster Management LLC, Initial Term Loan (First
                     Lien) ...............................................      6.25%        07/28/21            421,775
                                                                                                         ---------------
                                                                                                               3,531,521
                                                                                                         ---------------

                  RETAIL REITS - 0.1%
         200,000  Capital Automotive LLC, Term Loan (Second Lien) ........      6.00%        04/30/20            200,650
                                                                                                         ---------------

                  SEMICONDUCTORS - 2.7%
       2,711,314  Avago Technologies Cayman Ltd., Term B-1 Dollar Loan ...      4.25%        02/01/23          2,710,880
         400,000  Micron Technology, Inc., Term Loan .....................      6.64%        04/26/22            403,900


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SEMICONDUCTORS (CONTINUED)
$        666,501  NXP B.V., Tranche B Loan ...............................      3.75%        12/07/20    $       670,667
         900,000  Western Digital Corp., U.S. Term B Loan ................      6.25%        04/29/23            908,253
                                                                                                         ---------------
                                                                                                               4,693,700
                                                                                                         ---------------

                  SOFT DRINKS - 1.2%
       2,090,956  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                     Corp.), Term B USD Loan .............................      5.25%        03/03/23          2,104,024
                                                                                                         ---------------

                  SPECIALIZED CONSUMER SERVICES - 1.6%
       1,203,574  Asurion LLC, Incremental Tranche B-1 Term Loan .........      5.00%        05/24/19          1,204,826
         890,265  Asurion LLC, Incremental Tranche B-4 Term Loan .........      5.00%        08/04/22            891,191
         602,941  Asurion LLC, Term Loan (Second Lien) ...................      8.50%        03/03/21            597,038
                                                                                                         ---------------
                                                                                                               2,693,055
                                                                                                         ---------------

                  SPECIALIZED FINANCE - 0.7%
         397,000  AlixPartners LLP, Initial Term Loan ....................      4.50%        07/15/22            397,993
         891,507  Duff & Phelps Corp., Initial Term Loan .................      4.75%        04/23/20            889,278
                                                                                                         ---------------
                                                                                                               1,287,271
                                                                                                         ---------------

                  SPECIALTY CHEMICALS - 0.1%
         109,444  Platform Specialty Products Corp. (fka: Macdermid,
                     Inc.), Tranche B-2 Term Loan ........................      5.50%        06/07/20            109,308
          99,000  Trinseo Materials Operating S.C.A., Term Loan B ........      4.25%        10/13/21             99,278
                                                                                                         ---------------
                                                                                                                 208,586
                                                                                                         ---------------

                  SPECIALTY STORES - 1.2%
         248,111  Party City Holdings, Inc., Term Loan ...................      4.25%        08/06/22            247,905
         998,135  PetSmart, Inc., Tranche B-1 Loan .......................      4.25%        03/11/22            999,472
         487,585  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%        05/25/18            459,549
         504,235  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.75%        04/25/20            434,273
                                                                                                         ---------------
                                                                                                               2,141,199
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 2.3%
         176,312  Applied Systems, Inc., Initial Term Loan (First Lien)...      4.00%        01/25/21            176,489
         218,154  Applied Systems, Inc., Initial Term Loan (Second
                     Lien) ...............................................      7.50%        01/24/22            218,336
          99,250  Blue Coat Systems, Inc., Initial Term Loan .............      6.00%        05/20/22             99,203
       2,224,720  BMC Software Finance, Inc., Initial US Term Loan .......      5.00%        09/10/20          2,040,068
         693,750  Compuware Corp., Term Loan B ...........................      6.25%        12/31/19            684,787
         800,000  Vertafore, Inc., Term Loan B ...........................      4.75%        06/30/23            801,144
                                                                                                         ---------------
                                                                                                               4,020,027
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
$        833,333  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B ......      4.00%        06/15/22    $       833,525
                                                                                                         ---------------

                  TRUCKING - 0.0%
          40,473  SIRVA Worldwide, Inc., Loan ............................      7.50%        03/27/19             39,967
                                                                                                         ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................       99,611,097
                  (Cost $101,691,952)                                                                    ---------------

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES - 30.0%

                  AEROSPACE & DEFENSE - 0.8%
       1,500,000  Digitalglobe, Inc. (f)..................................      5.25%        02/01/21          1,458,750
                                                                                                         ---------------

                  AGRICULTURAL PRODUCTS - 0.3%
         455,000  Darling Ingredients, Inc. ..............................      5.38%        01/15/22            473,200
          68,000  Pinnacle Operating Corp. (g) (h)........................      9.00%        11/15/20             56,440
                                                                                                         ---------------
                                                                                                                 529,640
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.4%
         600,000  Level 3 Communications, Inc. ...........................      5.75%        12/01/22            628,500
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.6%
       1,000,000  Infor (US), Inc. .......................................      6.50%        05/15/22            995,000
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.3%
         250,000  American Axle & Manufacturing, Inc. ....................      6.25%        03/15/21            261,875
         250,000  MPG Holdco I, Inc. .....................................      7.38%        10/15/22            257,500
                                                                                                         ---------------
                                                                                                                 519,375
                                                                                                         ---------------

                  BROADCASTING - 3.7%
       1,000,000  Gray Television, Inc. ..................................      7.50%        10/01/20          1,045,000
       1,105,000  Gray Television, Inc. (f)...............................      5.88%        07/15/26          1,138,702
         375,000  LIN Television Corp. ...................................      5.88%        11/15/22            390,937
         188,000  Nexstar Broadcasting, Inc. .............................      6.88%        11/15/20            197,400
         100,000  Nexstar Broadcasting, Inc. (f)..........................      6.13%        02/15/22            103,375
         500,000  Nexstar Escrow Corp. (f)................................      5.63%        08/01/24            509,375
         215,000  Sinclair Television Group, Inc. (f).....................      5.88%        03/15/26            226,288
         250,000  Sinclair Television Group, Inc. ........................      6.38%        11/01/21            263,750
         500,000  Sinclair Television Group, Inc. ........................      6.13%        10/01/22            527,500
       1,000,000  Sinclair Television Group, Inc. (f).....................      5.63%        08/01/24          1,036,250
       1,000,000  Univision Communications, Inc. (f)......................      6.75%        09/15/22          1,072,500
                                                                                                         ---------------
                                                                                                               6,511,077
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.1%
         125,000  American Builders & Contractors Supply Co., Inc. (f)....      5.63%        04/15/21            129,688
                                                                                                         ---------------

                  CABLE & SATELLITE - 2.8%
         972,000  Altice US Finance I Corp. (f)...........................      5.50%        05/15/26          1,008,450


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  CABLE & SATELLITE (CONTINUED)
$      2,500,000  CCO Holdings LLC/CCO Holdings Capital Corp. ............      5.75%        01/15/24    $     2,643,750
         200,000  CCO Holdings LLC/CCO Holdings Capital Corp. (f).........      5.88%        04/01/24            214,000
       1,000,000  Cequel Communications Holdings I LLC/Cequel Capital
                     Corp. (f) ...........................................      5.13%        12/15/21          1,002,500
                                                                                                         ---------------
                                                                                                               4,868,700
                                                                                                         ---------------

                  CASINOS & GAMING - 2.0%
         550,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                     Properties Finance, Inc. ............................      9.38%        05/01/22            548,625
         100,000  GLP Capital L.P./GLP Financing II, Inc. ................      5.38%        04/15/26            106,875
          50,000  MGM Resorts International ..............................      8.63%        02/01/19             56,875
       1,850,000  MGM Resorts International ..............................      7.75%        03/15/22          2,137,508
         600,000  Station Casinos LLC ....................................      7.50%        03/01/21            635,400
                                                                                                         ---------------
                                                                                                               3,485,283
                                                                                                         ---------------

                  CHEMICALS - 0.1%
         100,000  Valvoline, Inc. (f).....................................      5.50%        07/15/24            104,500
                                                                                                         ---------------

                  COMPUTER & ELECTRONICS RETAIL - 0.1%
         100,000  Energizer Holdings, Inc. (f)............................      5.50%        06/15/25            102,373
                                                                                                         ---------------

                  CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.0%
          50,000  Oshkosh Corp. ..........................................      5.38%        03/01/22             52,313
                                                                                                         ---------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES - 0.9%
         500,000  Meritage Homes Corp. ...................................      7.00%        04/01/22            551,250
       1,000,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc. ..........      5.88%        06/15/24          1,035,000
                                                                                                         ---------------
                                                                                                               1,586,250
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 1.5%
       2,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. (f)...      8.13%        06/15/21          1,875,750
         300,000  Hill-Rom Holdings, Inc. (f).............................      5.75%        09/01/23            314,625
         400,000  Kinetic Concepts, Inc./KCI USA, Inc. ...................     10.50%        11/01/18            410,500
                                                                                                         ---------------
                                                                                                               2,600,875
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 5.8%
         125,000  CHS/Community Health Systems, Inc. .....................      8.00%        11/15/19            120,781
       1,100,000  CHS/Community Health Systems, Inc. .....................      6.88%        02/01/22            951,500
         620,000  HCA, Inc. ..............................................      5.38%        02/01/25            646,741
         600,000  HealthSouth Corp. ......................................      5.75%        11/01/24            625,500
       1,250,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20          1,284,375
         500,000  Kindred Healthcare, Inc. ...............................      6.38%        04/15/22            463,125
         250,000  LifePoint Health, Inc. .................................      5.50%        12/01/21            263,022
       1,500,000  Select Medical Corp. ...................................      6.38%        06/01/21          1,491,570
         500,000  Tenet Healthcare Corp. .................................      6.75%        02/01/20            501,250


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  HEALTH CARE FACILITIES (CONTINUED)
$      3,500,000  Tenet Healthcare Corp. .................................      8.13%        04/01/22    $     3,631,250
                                                                                                         ---------------
                                                                                                               9,979,114
                                                                                                         ---------------

                  HEALTH CARE SERVICES - 0.7%
         600,000  AmSurg Corp. ...........................................      5.63%        07/15/22            632,250
         510,000  Surgical Care Affiliates LLC (f)........................      6.00%        04/01/23            532,950
                                                                                                         ---------------
                                                                                                               1,165,200
                                                                                                         ---------------

                  HOTELS, RESORTS & CRUISE LINES - 0.5%
         850,000  FelCor Lodging L.P. ....................................      6.00%        06/01/25            881,875
                                                                                                         ---------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
         650,000  NRG Energy, Inc. .......................................      7.88%        05/15/21            677,625
         500,000  NRG Energy, Inc. .......................................      6.25%        07/15/22            505,000
                                                                                                         ---------------
                                                                                                               1,182,625
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
         125,000  Frontier Communications Corp. ..........................      8.88%        09/15/20            134,805
         110,000  Frontier Communications Corp. ..........................      6.25%        09/15/21            107,525
         500,000  Frontier Communications Corp. ..........................      8.75%        04/15/22            520,000
                                                                                                         ---------------
                                                                                                                 762,330
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.3%
       1,500,000  Crimson Merger Sub, Inc. (f)............................      6.63%        05/15/22          1,282,500
         900,000  Jaguar Holding Co. II/Pharmaceutical Product
                     Development LLC (f) .................................      6.38%        08/01/23            956,970
                                                                                                         ---------------
                                                                                                               2,239,470
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.1%
         100,000  Centene Corp. ..........................................      5.63%        02/15/21            105,875
         100,000  Centene Corp. ..........................................      6.13%        02/15/24            107,688
                                                                                                         ---------------
                                                                                                                 213,563
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.1%
         100,000  Owens-Brockway Glass Container, Inc. (f)................      5.88%        08/15/23            107,688
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 0.1%
         125,000  Cinemark USA, Inc. .....................................      4.88%        06/01/23            128,125
                                                                                                         ---------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.0%
         125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23             84,688
                                                                                                         ---------------

                  OIL & GAS REFINING & MARKETING - 0.1%
         250,000  CITGO Petroleum Corp. (f)...............................      6.25%        08/15/22            242,500
                                                                                                         ---------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.5%
         575,000  Crestwood Midstream Partners L.P./Crestwood Midstream
                     Finance Corp. .......................................      6.13%        03/01/22            542,294
          75,000  Holly Energy Parners LP / Holly Energy Finance
                     Corp. (f) ...........................................      6.00%        08/01/24             76,125


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
$        188,000  Summit Midstream Holdings LLC/Summit Midstream Finance
                     Corp. ...............................................      5.50%        08/15/22    $       174,370
                                                                                                         ---------------
                                                                                                                 792,789
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 1.9%
         250,000  JBS USA LLC/JBS USA Finance, Inc. (f)...................      7.25%        06/01/21            259,375
         692,000  JBS USA LLC/JBS USA Finance, Inc. (f)...................      5.88%        07/15/24            692,000
         500,000  JBS USA LLC/JBS USA Finance, Inc. (f)...................      5.75%        06/15/25            490,000
         150,000  Pilgrim's Pride Corp. (f)...............................      5.75%        03/15/25            152,625
       1,000,000  Post Holdings, Inc. ....................................      7.38%        02/15/22          1,071,950
         350,000  Post Holdings, Inc. (f).................................      5.00%        08/15/26            349,781
         225,000  TreeHouse Foods, Inc. (f)...............................      6.00%        02/15/24            243,000
                                                                                                         ---------------
                                                                                                               3,258,731
                                                                                                         ---------------

                  PAPER PACKAGING - 0.2%
         289,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                     LLC / Reynolds Group Issuer LU ......................      7.00%        07/15/24            305,979
                                                                                                         ---------------

                  RESEARCH & CONSULTING SERVICES - 0.1%
         125,000  Nielsen Finance LLC/Nielsen Finance Co. (f).............      5.00%        04/15/22            129,375
                                                                                                         ---------------

                  SPECIALIZED REITS - 0.4%
         500,000  Geo Group (The), Inc. ..................................      5.88%        01/15/22            515,625
         250,000  Geo Group (The), Inc. ..................................      5.88%        10/15/24            257,500
                                                                                                         ---------------
                                                                                                                 773,125
                                                                                                         ---------------

                  SPECIALTY STORES - 0.5%
         675,000  Argos Merger Sub, Inc. (f)..............................      7.13%        03/15/23            707,063
         125,000  Dollar Tree, Inc. ......................................      5.75%        03/01/23            135,625
                                                                                                         ---------------
                                                                                                                 842,688
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 0.4%
         375,000  BMC Software Finance, Inc. (f)..........................      8.13%        07/15/21            307,500
         500,000  BMC Software, Inc. .....................................      7.25%        06/01/18            477,500
                                                                                                         ---------------
                                                                                                                 785,000
                                                                                                         ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
         500,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (f)...      7.13%        06/15/24            538,633
                                                                                                         ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.1%
         209,000  BlueLine Rental Finance Corp. (f).......................      7.00%        02/01/19            193,325
                                                                                                         ---------------

                  TRUCKING - 0.4%
         600,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                     Inc. (f) ............................................      5.13%        06/01/22            591,000
         125,000  Avis Budget Car Rental LLC/Avis Budget Finance,
                     Inc. ................................................      5.50%        04/01/23            124,531
                                                                                                         ---------------
                                                                                                                 715,531
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 1.8%
$        500,000  Sprint Communications, Inc. ............................      7.00%        08/15/20    $       477,400
       1,350,000  Sprint Communications, Inc. (f) ........................      9.00%        11/15/18          1,468,125
         750,000  T-Mobile USA, Inc. .....................................      6.73%        04/28/22            788,437
         200,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23            212,198
         200,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23            215,410
                                                                                                         ---------------
                                                                                                               3,161,570
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES......................................................       52,056,248
                  (Cost $51,904,089)                                                                     ---------------

FOREIGN CORPORATE BONDS AND NOTES - 7.3%

                  AEROSPACE & DEFENSE - 0.8%
         583,000  Bombardier, Inc. (f)....................................      5.50%        09/15/18            590,287
         750,000  Bombardier, Inc. (f)....................................      7.75%        03/15/20            764,250
                                                                                                         ---------------
                                                                                                               1,354,537
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.2%
       1,750,000  Intelsat Luxembourg S.A. ...............................      7.75%        06/01/21            411,250
                                                                                                         ---------------

                  AUTOMOBILE MANUFACTURERS - 0.3%
         500,000  Fiat Chrysler Automobiles N.V. .........................      5.25%        04/15/23            506,875
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.6%
       1,020,000  Cemex S.A.B de C.V. (f).................................      7.25%        01/15/21          1,111,698
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.3%
         500,000  Virgin Media Finance PLC (f)............................      6.00%        10/15/24            508,125
                                                                                                         ---------------

                  CASINOS & GAMING - 0.3%
         250,000  MCE Finance Ltd. (f)....................................      5.00%        02/15/21            253,469
         310,000  Wynn Macau Ltd. (f).....................................      5.25%        10/15/21            312,325
                                                                                                         ---------------
                                                                                                                 565,794
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
       1,000,000  SFR Group S.A. (f)......................................      6.00%        05/15/22            978,750
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.6%
          62,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA,
                     Inc. (f) ............................................      6.25%        01/31/19             63,705
         114,706  Ardagh Packaging Finance PLC/Ardagh Holdings USA,
                     Inc. (f) ............................................      7.00%        11/15/20            115,853
         750,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA,
                     Inc. (f) ............................................      6.75%        01/31/21            775,350
                                                                                                         ---------------
                                                                                                                 954,908
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 0.1%
         250,000  Fage International S.A. / Fage USA Dairy Industry,
                     Inc. (f) ............................................      5.63%        08/15/26            255,938
                                                                                                         ---------------

                  PHARMACEUTICALS - 3.1%
         928,000  Capsugel S.A. (f) (i)...................................      7.00%        05/15/19            939,600


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  PHARMACEUTICALS (CONTINUED)
$      1,420,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (f).........      6.00%        07/15/23    $     1,245,170
         915,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (f).........      6.00%        02/01/25            793,762
       1,000,000  Mallinckrodt International Finance S.A./Mallinckrodt CB
                     LLC (f) .............................................      5.75%        08/01/22            982,500
         250,000  Mallinckrodt International Finance S.A./Mallinckrodt CB
                     LLC (f) .............................................      5.63%        10/15/23            241,250
         250,000  Mallinckrodt International Finance S.A./Mallinckrodt CB
                     LLC (f) .............................................      5.50%        04/15/25            231,875
       1,000,000  Valeant Pharmaceuticals International, Inc. (f) .........     5.38%        03/15/20            896,875
                                                                                                         ---------------
                                                                                                               5,331,032
                                                                                                         ---------------

                  SECURITY & ALARM SERVICES - 0.4%
         750,000  Garda World Security Corp. (f).......................         7.25%        11/15/21            648,750
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................       12,627,657
                  (Cost $14,435,003)                                                                     ---------------

     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------

COMMON STOCKS - 0.0%

                  LIFE SCIENCES TOOLS & SERVICES - 0.0%
           7,900  New Millennium Holdco, Inc. (e) (j)..................................................           34,235
                  (Cost $39,500)                                                                         ---------------

RIGHTS - 0.0%
                  LIFE SCIENCES TOOLS & SERVICES - 0.0%
                  New Millennium Holdco, Inc., Corporate Claim Trust (e) (g) (j) (k)...................                0
                  New Millennium Holdco, Inc., Lender Claim Trust (e) (g) (j) (k)......................                0
                                                                                                         ---------------
                  TOTAL RIGHTS.........................................................................                0
                  (Cost $0)                                                                              ---------------

                  TOTAL INVESTMENTS - 94.8%............................................................      164,329,237
                  (Cost $168,070,544) (l)

                  NET OTHER ASSETS AND LIABILITIES - 5.2%..............................................        9,027,216
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $   173,356,453
                                                                                                         ===============


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in federal bankruptcy court.

(d) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(e) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2016, securities noted as such amounted to $31,633,172 or 18.2% of net assets.

(g) Pursuant to procedures adopted by First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by First Trust, the Fund's advisor.

(h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Portfolio of Investments).

(i) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2015 through July 31, 2016), this security paid all of its interest in cash.

(j)   Non-income producing security.

(k) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2016, securities noted as such are valued at $0 or 0.0% of net assets.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)


(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,900,658 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,641,965.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2       LEVEL 3
                                                        TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                      7/31/2016       PRICES        INPUTS        INPUTS
                                                     ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests*...............  $ 99,611,097  $         --  $ 99,611,097  $         --
Corporate Bonds and Notes:
   Agriculture Products............................       529,640            --       473,200        56,440
   Other Corporate Bonds and Notes*................    51,526,608            --    51,526,608            --
Foreign Corporate Bonds and Notes*.................    12,627,657            --    12,627,657            --
Common Stocks*.....................................        34,235            --        34,235            --
Rights*............................................            --**          --            --            --**
                                                     ------------  ------------  ------------  ------------
Total Investments..................................  $164,329,237  $         --  $164,272,797  $     56,440
                                                     ============  ============  ============  ============

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Investment is valued at $0.

There were no transfers between Level 1 and Level 2 at July 31, 2016.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of July 31, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $456,352 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests.

As of July 31, 2016, the Fund transferred Corporate Bonds and Notes valued at $56,440 from Level 2 to Level 3 of the fair value hierarchy. The Corporate Bonds and Notes that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Corporate Bonds and Notes and a lack of trading activity in certain Corporate Bonds and Notes.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)


Level 3 Senior Floating-Rate Loan Interests are fair valued by the Advisor's Pricing Committee. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2015
     Senior Floating-Rate Loan Interests                        $    997,297
     Corporate Bonds and Notes                                            --
     Rights                                                               --
Net Realized Gain (Loss)
     Senior Floating-Rate Loan Interests                               1,213
Net Change in Unrealized Appreciation/Depreciation
     Senior Floating-Rate Loan Interests                              27,571
Purchases
     Rights                                                               -- **
Sales
     Senior Floating-Rate Loan Interests                            (569,729)
Transfers In
     Corporate Bonds and Notes                                        56,440
Transfers Out
     Senior Floating-Rate Loan Interests                            (456,352)
                                                                ------------
ENDING BALANCE AT JULY 31, 2016
     Senior Floating-Rate Loan Interests                                  --
     Corporate Bonds and Notes                                        56,440
     Rights                                                               -- **
                                                                ------------
Total Level 3 holdings                                          $     56,440
                                                                ============

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO FINANCIAL STATEMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                                 JULY 31, 2016

                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                                 JULY 31, 2016

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                                 JULY 31, 2016

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of July 31, 2016.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of July 31, 2016.

D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2016, the Fund held restricted securities as shown in the following table that First Trust has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                        % OF
                                              ACQUISITION    PRINCIPAL                    CARRYING                      NET
SECURITY                                          DATE         VALUE         PRICE          COST         VALUE         ASSETS
--------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
Pinnacle Operating Corp., 11/15/20             9/13/2013      $ 68,000      $ 83.00       $ 68,000      $ 56,440        0.03%

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 90.3%

                  AIRLINES - 3.7%
          10,306  Delta Air Lines, Inc. ..............................................  $       399,357
          11,857  Southwest Airlines Co. .............................................          438,828
                                                                                        ---------------
                                                                                                838,185
                                                                                        ---------------

                  AUTO COMPONENTS - 2.0%
          32,829  Dana, Inc. .........................................................          447,788
                                                                                        ---------------

                  AUTOMOBILES - 2.5%
          24,076  Winnebago Industries, Inc. .........................................          572,046
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.8%
           5,199  Gilead Sciences, Inc. ..............................................          413,164
                                                                                        ---------------

                  BUILDING PRODUCTS - 2.4%
          11,306  Trex Co., Inc. (a)..................................................          548,341
                                                                                        ---------------

                  CHEMICALS - 1.7%
          27,729  Calgon Carbon Corp. ................................................          382,660
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 2.6%
          12,856  Tyco International PLC .............................................          585,848
                                                                                        ---------------

                  CONSUMER FINANCE - 2.5%
          11,032  First Cash Financial Services, Inc. ................................          566,052
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 3.6%
           9,394  MSCI, Inc. .........................................................          808,260
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.4%
          13,314  Cognex Corp. .......................................................          601,394
          17,872  Ingram Micro, Inc., Class A ........................................          611,937
           6,840  SYNNEX Corp. .......................................................          687,625
                                                                                        ---------------
                                                                                              1,900,956
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.1%
          21,152  Atwood Oceanics, Inc. ..............................................          225,903
          38,197  Tesco Corp. ........................................................          252,482
                                                                                        ---------------
                                                                                                478,385
                                                                                        ---------------

                  FOOD PRODUCTS - 2.0%
          10,942  Cal-Maine Foods, Inc. ..............................................          458,470
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 9.1%
          10,489  Abaxis, Inc. .......................................................          518,786
           7,659  ABIOMED, Inc. (a)...................................................          903,532
          12,313  Anika Therapeutics, Inc. (a)........................................          614,665
                                                                                        ---------------
                                                                                              2,036,983
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 2.6%
          21,616  Sonic Corp. ........................................................          581,686
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 5.1%
          37,840  KB Home ............................................................          594,088


                     See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOUSEHOLD DURABLES (CONTINUED)
          26,450  PulteGroup, Inc. ...................................................  $       560,211
                                                                                        ---------------
                                                                                              1,154,299
                                                                                        ---------------

                  MACHINERY - 4.5%
           6,932  Graco, Inc. ........................................................          513,037
          21,060  Trinity Industries, Inc. ...........................................          488,803
                                                                                        ---------------
                                                                                              1,001,840
                                                                                        ---------------

                  MEDIA - 4.1%
           9,394  CBS Corp., Class B .................................................          490,555
          16,411  Twenty-First Century Fox, Inc., Class A ............................          437,189
                                                                                        ---------------
                                                                                                927,744
                                                                                        ---------------

                  MULTILINE RETAIL - 5.5%
          10,761  Big Lots, Inc. .....................................................          572,270
           6,931  Dollar General Corp. ...............................................          656,643
                                                                                        ---------------
                                                                                              1,228,913
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
           8,661  Valero Energy Corp. ................................................          452,797
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 1.3%
          20,161  KapStone Paper and Packaging Corp. .................................          287,899
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 1.7%
          16,601  Korn/Ferry International ...........................................          381,989
                                                                                        ---------------

                  ROAD & RAIL - 2.0%
          15,685  Saia, Inc. (a)......................................................          453,140
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.9%
           7,021  LAM Research Corp. .................................................          630,275
          10,122  Monolithic Power Systems, Inc. .....................................          736,072
           9,394  Skyworks Solutions, Inc. ...........................................          620,192
          23,072  Teradyne, Inc. .....................................................          455,672
                                                                                        ---------------
                                                                                              2,442,211
                                                                                        ---------------

                  SPECIALTY RETAIL - 4.4%
          10,942  Bed Bath & Beyond, Inc. ............................................          491,843
           9,395  Outerwall, Inc. ....................................................          494,741
                                                                                        ---------------
                                                                                                986,584
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 1.8%
          17,055  Skechers U.S.A., Inc., Class A (a)..................................          409,661
                                                                                        ---------------

                  TOTAL INVESTMENTS - 90.3% ..........................................       20,345,901
                  (Cost $19,116,223) (b)

                  NET OTHER ASSETS AND LIABILITIES - 9.7% ............................        2,183,092
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    22,528,993
                                                                                        ===============


                     See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2016 (UNAUDITED)

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,010,014 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $780,336.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2016       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*..................................    $ 20,345,901  $ 20,345,901  $         --  $         --
                                                    ============  ============  ============  ============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at July 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                         FIRST TRUST AQA(R) EQUITY FUND
                           JULY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust AQA(R) Equity Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares:
Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                         FIRST TRUST AQA(R) EQUITY FUND
                           JULY 31, 2016 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 First Trust Series Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 20, 2016
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 20, 2016
     --------------------

* Print the name and title of each signing officer under his or her signature.